INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF NET DEFERRED TAX AMOUNT

The net deferred tax amounts in the accompanying balance sheets include the following components:

	2024	2023
FEDERAL
Deferred tax assets	$3,284,218	$2,213,108
Deferred tax assets valuation allowance	(3,284,218)	(2,213,108)

NET DEFERRED FEDERAL TAX ASSETS, NET OF ALLOWANCE	$-	$-
STATE
Deferred tax assets	$666,140	$504,101
Deferred tax assets valuation allowance	(666,140)	(504,101)

NET DEFERRED STATE TAX ASSETS, NET OF ALLOWANCE	$-	$-

SCHEDULE OF INCOME TAX BENEFIT

The income tax benefit consists of the following for the years ended December 31:

	2024	2023

Federal	$1,071,110	$1,380,691
State	162,039	315,933
Valuation allowance	(1,233,149)	(1,696,624)

INCOME TAX BENEFIT	$-	$-

SCHEDULE OF CHANGE IN THE VALUATION ALLOWANCE

The change in the valuation allowance of the following at December 31:

	2024	2023

Beginning balance, January 1	$2,717,209	$1,020,585
Change in valuation allowance	1,233,149	1,696,624

VALUATION ALLOWANCE	$3,950,358	$2,717,209

SCHEDULE OF RECONCILIATION OF THE STATUTORY TAX RATE

A reconciliation of the statutory tax rate to the Company’s effective tax rates as of December 31, 2024 and 2023 is as follows:

	2024	2023

Statutory federal income tax rate	21.0%	21.0%
State taxes	3.9%	5.0%
Change in valuation allowance	(24.9%)	(26.0%)

INCOME TAX BENEFIT	0.0%	0.0%